Target 2015 Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2015 Allocation Portfolio		Class A Shares	Class B Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.36%	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.60%	0.60%
Total Annual Portfolio Operating Expenses		1.31%	1.31%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.20%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - Target 2015 Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	122	404	708	1,569
Class B Shares	122	404	708	1,569